Exhibit 99.08

Client Name:	Bank of America Corporation
Client Project Name:	BOAC OBX 2022-J2
Start - End Dates:
Deal Loan Count:	34

Conditions Report 2.0

Loans in Report:	34

0 - Total Active Conditions

84 - Total Satisfied Conditions

52 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Assets
1 - Category: Credit/Mtg History
3 - Category: DTI
30 - Category: HMDA
7 - Category: Income/Employment
2 - Category: Legal Documents
4 - Category: Terms/Guidelines
2 - Category: Title
7 - Property Valuations Review Scope
5 - Category: Appraisal
1 - Category: Property
1 - Category: Value
25 - Compliance Review Scope
12 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Finance Charge Tolerance
12 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

2 - Credit Review Scope
2 - Category: DTI
1 - Compliance Review Scope
1 - Category: Right of Rescission

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